FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Fair value, financial asset	$ 202,893,417	$ 204,242,567
Mutual Funds | Level 1 | Recurring Fair Value Measurement
Disclosure of fair value measurement of assets [line items]
Fair value, financial asset	$ 664,098	$ 2,366,825